Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TCW Metropolitan West Funds
Entity Central Index Key	0001028621
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000003067
Shareholder Report [Line Items]
Fund Name	TCW MetWest AlphaTrak 500 Fund
Class Name	Class M
Trading Symbol	MWATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest AlphaTrak 500 Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 30,450,451
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$30,450,451 # of Portfolio Holdings159 Portfolio Turnover Rate160%
Holdings [Text Block]
Short-Term Investments	32.64%
Mortgage-Backed	27.51%
Corporates	26.17%
Mutual Funds	12.67%
U.S. Treasury Securities	7.37%
Asset-Backed Securities	6.14%
Municipal Bonds	0.76%
Common Stock	0.08%
Liabilities in Excess of Other Assets	(13.34)%

Largest Holdings [Text Block]
UMBS (TBA)	19.29%
iShares Core S&P 500 ETF	12.67%
U.S. Treasury Notes (WI)	7.37%
Ginnie Mae	1.95%
Fannie Mae REMICS	1.94%
Ginnie Mae (TBA)	1.89%
Bank of America Corp.	1.75%
JPMorgan Chase & Co.	1.65%
Wells Fargo & Co.	1.47%
Morgan Stanley	1.25%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West AlphaTrak 500 Fund was renamed to the TCW MetWest AlphaTrak 500 Fund on July 29, 2024. On October 30, 2024, the TCW MetWest AlphaTrak 500 Fund was closed.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000201587
Shareholder Report [Line Items]
Fund Name	TCW MetWest Corporate Bond Fund
Class Name	Class I
Trading Symbol	MWCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Corporate Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 4,974,021
Holdings Count | Holding	257
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,974,021 # of Portfolio Holdings257 Portfolio Turnover Rate46%
Holdings [Text Block]
Corporates	83.02%
U.S. Treasury Securities	9.39%
Short-Term Investments	2.97%
Municipal Bonds	2.55%
Asset-Backed Securities	0.67%
Mortgage-Backed	0.64%
Liabilities in Excess of Other Assets	0.76%

Largest Holdings [Text Block]
U.S. Treasury Bonds (WI)	7.33%
Bank of America Corp.	3.03%
Wells Fargo & Co.	2.36%
JPMorgan Chase & Co.	2.23%
Morgan Stanley	2.08%
U.S. Treasury Notes	1.98%
Goldman Sachs Group, Inc. (The)	1.91%
Citigroup, Inc.	1.62%
T-Mobile USA, Inc.	1.49%
HSBC Holdings PLC	1.42%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Corporate Bond Fund was renamed to the TCW MetWest Corporate Bond Fund on July 29, 2024. On November 18, 2024, the TCW MetWest Corporate Bond Fund was reorganized into the TCW Corporate Bond ETF, a new series of the TCW ETF Trust, as previously announced.

Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000201588
Shareholder Report [Line Items]
Fund Name	TCW MetWest Corporate Bond Fund
Class Name	Class M
Trading Symbol	MWCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Corporate Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 4,974,021
Holdings Count | Holding	257
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,974,021 # of Portfolio Holdings257 Portfolio Turnover Rate46%
Holdings [Text Block]
Corporates	83.02%
U.S. Treasury Securities	9.39%
Short-Term Investments	2.97%
Municipal Bonds	2.55%
Asset-Backed Securities	0.67%
Mortgage-Backed	0.64%
Liabilities in Excess of Other Assets	0.76%

Largest Holdings [Text Block]
U.S. Treasury Bonds (WI)	7.33%
Bank of America Corp.	3.03%
Wells Fargo & Co.	2.36%
JPMorgan Chase & Co.	2.23%
Morgan Stanley	2.08%
U.S. Treasury Notes	1.98%
Goldman Sachs Group, Inc. (The)	1.91%
Citigroup, Inc.	1.62%
T-Mobile USA, Inc.	1.49%
HSBC Holdings PLC	1.42%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Corporate Bond Fund was renamed to the TCW MetWest Corporate Bond Fund on July 29, 2024. On November 18, 2024, the TCW MetWest Corporate Bond Fund was reorganized into the TCW Corporate Bond ETF, a new series of the TCW ETF Trust, as previously announced.

Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000127913
Shareholder Report [Line Items]
Fund Name	TCW MetWest Floating Rate Income Fund
Class Name	Class I
Trading Symbol	MWFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Floating Rate Income Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 295,394,644
Holdings Count | Holding	358
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$295,394,644 # of Portfolio Holdings358 Portfolio Turnover Rate52%
Holdings [Text Block]
Bank Loans	89.92%
Short-Term Investments	12.49%
Corporates	3.42%
Asset-Backed Securities	0.99%
U.S. Treasury Securities	0.49%
Preferred Stock	0.12%
Common Stock	0.10%
Liabilities in Excess of Other Assets	(7.53)%

Largest Holdings [Text Block]
Alpha Generation LLC	0.98%
EagleView Technology Co.	0.85%
Magnite, Inc.	0.83%
Asurion LLC	0.77%
Osmosis Buyer Ltd.	0.77%
Catalent Pharma Solutions, Inc.	0.68%
Xerox Corp.	0.65%
Vantage Elevator Solutions	0.64%
Parexel International, Inc.	0.63%
Element Materials Technology Group U.S. Holdings, Inc.	0.62%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Floating Rate Income Fund was renamed to the TCW MetWest Floating Rate Income Fund on July 29, 2024. On November 18, 2024, the TCW MetWest Floating Rate Income Fund was reorganized into the TCW Senior Loan ETF, a new series of the TCW ETF Trust, as previously announced.

Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000127912
Shareholder Report [Line Items]
Fund Name	TCW MetWest Floating Rate Income Fund
Class Name	Class M
Trading Symbol	MWFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Floating Rate Income Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 295,394,644
Holdings Count | Holding	358
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$295,394,644 # of Portfolio Holdings358 Portfolio Turnover Rate52%
Holdings [Text Block]
Bank Loans	89.92%
Short-Term Investments	12.49%
Corporates	3.42%
Asset-Backed Securities	0.99%
U.S. Treasury Securities	0.49%
Preferred Stock	0.12%
Common Stock	0.10%
Liabilities in Excess of Other Assets	(7.53)%

Largest Holdings [Text Block]
Alpha Generation LLC	0.98%
EagleView Technology Co.	0.85%
Magnite, Inc.	0.83%
Asurion LLC	0.77%
Osmosis Buyer Ltd.	0.77%
Catalent Pharma Solutions, Inc.	0.68%
Xerox Corp.	0.65%
Vantage Elevator Solutions	0.64%
Parexel International, Inc.	0.63%
Element Materials Technology Group U.S. Holdings, Inc.	0.62%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Floating Rate Income Fund was renamed to the TCW MetWest Floating Rate Income Fund on July 29, 2024. On November 18, 2024, the TCW MetWest Floating Rate Income Fund was reorganized into the TCW Senior Loan ETF, a new series of the TCW ETF Trust, as previously announced.

Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003068
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class I
Trading Symbol	MWHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 470,649,106
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$470,649,106 # of Portfolio Holdings299 Portfolio Turnover Rate31%
Holdings [Text Block]
Corporates	73.64%
Bank Loans	17.10%
Short-Term Investments	10.93%
Common Stock	0.51%
Liabilities in Excess of Other Assets	(2.18)%

Largest Holdings [Text Block]
CCO Holdings LLC/CCO Holdings Capital Corp.	2.72%
Tenet Healthcare Corp.	2.60%
Centene Corp.	2.56%
Post Holdings, Inc.	1.80%
Ford Motor Credit Co. LLC	1.74%
TransDigm, Inc.	1.64%
CSC Holdings LLC	1.37%
Frontier Communications Holdings LLC	1.31%
GLP Capital LP/GLP Financing II, Inc.	1.31%
Ferrellgas LP/Ferrellgas Finance Corp.	1.22%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West High Yield Bond Fund was renamed to the TCW MetWest High Yield Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003069
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class M
Trading Symbol	MWHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 470,649,106
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$470,649,106 # of Portfolio Holdings299 Portfolio Turnover Rate31%
Holdings [Text Block]
Corporates	73.64%
Bank Loans	17.10%
Short-Term Investments	10.93%
Common Stock	0.51%
Liabilities in Excess of Other Assets	(2.18)%

Largest Holdings [Text Block]
CCO Holdings LLC/CCO Holdings Capital Corp.	2.72%
Tenet Healthcare Corp.	2.60%
Centene Corp.	2.56%
Post Holdings, Inc.	1.80%
Ford Motor Credit Co. LLC	1.74%
TransDigm, Inc.	1.64%
CSC Holdings LLC	1.37%
Frontier Communications Holdings LLC	1.31%
GLP Capital LP/GLP Financing II, Inc.	1.31%
Ferrellgas LP/Ferrellgas Finance Corp.	1.22%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West High Yield Bond Fund was renamed to the TCW MetWest High Yield Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003070
Shareholder Report [Line Items]
Fund Name	TCW MetWest Intermediate Bond Fund
Class Name	Class I
Trading Symbol	MWIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Intermediate Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 886,917,579
Holdings Count | Holding	544
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$886,917,579 # of Portfolio Holdings544 Portfolio Turnover Rate327%
Holdings [Text Block]
U.S. Treasury Securities	54.09%
Mortgage-Backed	26.06%
Corporates	20.74%
Asset-Backed Securities	5.99%
Short-Term Investments	4.38%
Municipal Bonds	0.85%
Bank Loans	0.84%
Common Stock	0.06%
Liabilities in Excess of Other Assets	(13.01)%

Largest Holdings [Text Block]
U.S. Treasury Notes (WI)	37.24%
U.S. Treasury Notes	16.86%
UMBS (TBA)	7.84%
Ginnie Mae (TBA)	3.28%
JPMorgan Chase & Co.	1.05%
Fannie Mae Pool MA4733	0.94%
Bank of America Corp.	0.78%
Wells Fargo & Co.	0.74%
PRPM LLC	0.67%
WarnerMedia Holdings, Inc.	0.63%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Intermediate Bond Fund was renamed to the TCW MetWest Intermediate Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003071
Shareholder Report [Line Items]
Fund Name	TCW MetWest Intermediate Bond Fund
Class Name	Class M
Trading Symbol	MWIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Intermediate Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 886,917,579
Holdings Count | Holding	544
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$886,917,579 # of Portfolio Holdings544 Portfolio Turnover Rate327%
Holdings [Text Block]
U.S. Treasury Securities	54.09%
Mortgage-Backed	26.06%
Corporates	20.74%
Asset-Backed Securities	5.99%
Short-Term Investments	4.38%
Municipal Bonds	0.85%
Bank Loans	0.84%
Common Stock	0.06%
Liabilities in Excess of Other Assets	(13.01)%

Largest Holdings [Text Block]
U.S. Treasury Notes (WI)	37.24%
U.S. Treasury Notes	16.86%
UMBS (TBA)	7.84%
Ginnie Mae (TBA)	3.28%
JPMorgan Chase & Co.	1.05%
Fannie Mae Pool MA4733	0.94%
Bank of America Corp.	0.78%
Wells Fargo & Co.	0.74%
PRPM LLC	0.67%
WarnerMedia Holdings, Inc.	0.63%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Intermediate Bond Fund was renamed to the TCW MetWest Intermediate Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000201585
Shareholder Report [Line Items]
Fund Name	TCW MetWest Investment Grade Credit Fund
Class Name	Class I
Trading Symbol	MWIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 27,827,390
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	228.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$27,827,390 # of Portfolio Holdings417 Portfolio Turnover Rate228%
Holdings [Text Block]
Corporates	51.20%
Mortgage-Backed	30.22%
U.S. Treasury Securities	24.95%
Asset-Backed Securities	4.04%
Municipal Bonds	1.65%
Short-Term Investments	1.55%
Liabilities in Excess of Other Assets	(13.61)%

Largest Holdings [Text Block]
U.S. Treasury Notes	12.89%
U.S. Treasury Notes (WI)	12.07%
UMBS (TBA)	10.60%
Ginnie Mae (TBA)	3.17%
JPMorgan Chase & Co.	2.27%
Bank of America Corp.	2.06%
Morgan Stanley	1.39%
Wells Fargo & Co.	1.26%
Citigroup, Inc.	1.03%
Goldman Sachs Group, Inc. (The)	0.84%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Investment Grade Credit Fund was renamed to the TCW MetWest Investment Grade Credit Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000201586
Shareholder Report [Line Items]
Fund Name	TCW MetWest Investment Grade Credit Fund
Class Name	Class M
Trading Symbol	MWISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 27,827,390
Holdings Count | Holding	417
InvestmentCompanyPortfolioTurnover	228.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$27,827,390 # of Portfolio Holdings417 Portfolio Turnover Rate228%
Holdings [Text Block]
Corporates	51.20%
Mortgage-Backed	30.22%
U.S. Treasury Securities	24.95%
Asset-Backed Securities	4.04%
Municipal Bonds	1.65%
Short-Term Investments	1.55%
Liabilities in Excess of Other Assets	(13.61)%

Largest Holdings [Text Block]
U.S. Treasury Notes	12.89%
U.S. Treasury Notes (WI)	12.07%
UMBS (TBA)	10.60%
Ginnie Mae (TBA)	3.17%
JPMorgan Chase & Co.	2.27%
Bank of America Corp.	2.06%
Morgan Stanley	1.39%
Wells Fargo & Co.	1.26%
Citigroup, Inc.	1.03%
Goldman Sachs Group, Inc. (The)	0.84%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Investment Grade Credit Fund was renamed to the TCW MetWest Investment Grade Credit Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000058169
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Administrative Class
Trading Symbol	MWLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,058,291,219
Holdings Count | Holding	424
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,058,291,219 # of Portfolio Holdings424 Portfolio Turnover Rate214%
Holdings [Text Block]
Mortgage-Backed	57.01%
Corporates	27.75%
U.S. Treasury Securities	12.44%
Short-Term Investments	12.34%
Asset-Backed Securities	8.46%
Bank Loans	1.25%
Municipal Bonds	1.14%
Liabilities in Excess of Other Assets	(20.39)%

Largest Holdings [Text Block]
UMBS (TBA)	16.54%
U.S. Treasury Notes (WI)	8.32%
Ginnie Mae	4.89%
U.S. Treasury Notes	4.12%
Ginnie Mae (TBA)	3.99%
Fannie Mae REMICS	2.56%
PRPM LLC	1.79%
JPMorgan Mortgage Acquisition Trust	1.69%
JPMorgan Chase & Co.	1.57%
BX Commercial Mortgage Trust	1.45%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003063
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class I
Trading Symbol	MWLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,058,291,219
Holdings Count | Holding	424
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,058,291,219 # of Portfolio Holdings424 Portfolio Turnover Rate214%
Holdings [Text Block]
Mortgage-Backed	57.01%
Corporates	27.75%
U.S. Treasury Securities	12.44%
Short-Term Investments	12.34%
Asset-Backed Securities	8.46%
Bank Loans	1.25%
Municipal Bonds	1.14%
Liabilities in Excess of Other Assets	(20.39)%

Largest Holdings [Text Block]
UMBS (TBA)	16.54%
U.S. Treasury Notes (WI)	8.32%
Ginnie Mae	4.89%
U.S. Treasury Notes	4.12%
Ginnie Mae (TBA)	3.99%
Fannie Mae REMICS	2.56%
PRPM LLC	1.79%
JPMorgan Mortgage Acquisition Trust	1.69%
JPMorgan Chase & Co.	1.57%
BX Commercial Mortgage Trust	1.45%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003064
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class M
Trading Symbol	MWLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,058,291,219
Holdings Count | Holding	424
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,058,291,219 # of Portfolio Holdings424 Portfolio Turnover Rate214%
Holdings [Text Block]
Mortgage-Backed	57.01%
Corporates	27.75%
U.S. Treasury Securities	12.44%
Short-Term Investments	12.34%
Asset-Backed Securities	8.46%
Bank Loans	1.25%
Municipal Bonds	1.14%
Liabilities in Excess of Other Assets	(20.39)%

Largest Holdings [Text Block]
UMBS (TBA)	16.54%
U.S. Treasury Notes (WI)	8.32%
Ginnie Mae	4.89%
U.S. Treasury Notes	4.12%
Ginnie Mae (TBA)	3.99%
Fannie Mae REMICS	2.56%
PRPM LLC	1.79%
JPMorgan Mortgage Acquisition Trust	1.69%
JPMorgan Chase & Co.	1.57%
BX Commercial Mortgage Trust	1.45%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003074
Shareholder Report [Line Items]
Fund Name	TCW MetWest Strategic Income Fund
Class Name	Class I
Trading Symbol	MWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 68,904,167
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$68,904,167 # of Portfolio Holdings528 Portfolio Turnover Rate109%
Holdings [Text Block]
Mortgage-Backed	52.37%
Corporates	23.71%
Short-Term Investments	18.49%
Asset-Backed Securities	15.92%
Municipal Bonds	0.15%
Common Stock	0.11%
Liabilities in Excess of Other Assets	(10.75)%

Largest Holdings [Text Block]
UMBS (TBA)	5.51%
Ginnie Mae (TBA)	3.73%
CIM Trust	2.37%
SLM Student Loan Trust	2.19%
GSAA Home Equity Trust	2.09%
FirstKey Homes Trust	1.45%
Progress Residential	1.44%
JPMorgan Chase & Co.	1.43%
Bank of America Corp.	1.32%
First Franklin Mortgage Loan Trust	1.22%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Strategic Income Fund was renamed to the TCW MetWest Strategic Income Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003075
Shareholder Report [Line Items]
Fund Name	TCW MetWest Strategic Income Fund
Class Name	Class M
Trading Symbol	MWSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 68,904,167
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$68,904,167 # of Portfolio Holdings528 Portfolio Turnover Rate109%
Holdings [Text Block]
Mortgage-Backed	52.37%
Corporates	23.71%
Short-Term Investments	18.49%
Asset-Backed Securities	15.92%
Municipal Bonds	0.15%
Common Stock	0.11%
Liabilities in Excess of Other Assets	(10.75)%

Largest Holdings [Text Block]
UMBS (TBA)	5.51%
Ginnie Mae (TBA)	3.73%
CIM Trust	2.37%
SLM Student Loan Trust	2.19%
GSAA Home Equity Trust	2.09%
FirstKey Homes Trust	1.45%
Progress Residential	1.44%
JPMorgan Chase & Co.	1.43%
Bank of America Corp.	1.32%
First Franklin Mortgage Loan Trust	1.22%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Strategic Income Fund was renamed to the TCW MetWest Strategic Income Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000228997
Shareholder Report [Line Items]
Fund Name	TCW MetWest Sustainable Securitized Fund
Class Name	Class I
Trading Symbol	MWESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 11,929,880
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$11,929,880 # of Portfolio Holdings158 Portfolio Turnover Rate182%
Holdings [Text Block]
Mortgage-Backed	76.83%
Asset-Backed Securities	20.59%
U.S. Treasury Securities	8.56%
Short-Term Investments	4.09%
Liabilities in Excess of Other Assets	(10.07)%

Largest Holdings [Text Block]
Ginnie Mae	7.42%
UMBS (TBA)	5.52%
U.S. Treasury Bonds (WI)	4.15%
Ginnie Mae (TBA)	3.81%
U.S. Treasury Notes	3.66%
Credit Suisse Mortgage Capital Trust	2.47%
BX Trust	2.15%
MHC Trust	1.93%
Commercial Mortgage Trust	1.79%
GoodLeap Sustainable Home Solutions Trust	1.62%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Sustainable Securitized Fund was renamed to the TCW MetWest Sustainable Securitized Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000228996
Shareholder Report [Line Items]
Fund Name	TCW MetWest Sustainable Securitized Fund
Class Name	Class M
Trading Symbol	MWERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
AssetsNet	$ 11,929,880
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$11,929,880 # of Portfolio Holdings158 Portfolio Turnover Rate182%
Holdings [Text Block]
Mortgage-Backed	76.83%
Asset-Backed Securities	20.59%
U.S. Treasury Securities	8.56%
Short-Term Investments	4.09%
Liabilities in Excess of Other Assets	(10.07)%

Largest Holdings [Text Block]
Ginnie Mae	7.42%
UMBS (TBA)	5.52%
U.S. Treasury Bonds (WI)	4.15%
Ginnie Mae (TBA)	3.81%
U.S. Treasury Notes	3.66%
Credit Suisse Mortgage Capital Trust	2.47%
BX Trust	2.15%
MHC Trust	1.93%
Commercial Mortgage Trust	1.79%
GoodLeap Sustainable Home Solutions Trust	1.62%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Sustainable Securitized Fund was renamed to the TCW MetWest Sustainable Securitized Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000058170
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Administrative Class
Trading Symbol	MWTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 43,135,561,029
Holdings Count | Holding	1,608
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,135,561,029 # of Portfolio Holdings1,608 Portfolio Turnover Rate223%
Holdings [Text Block]
Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Largest Holdings [Text Block]
U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003065
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I
Trading Symbol	MWTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 43,135,561,029
Holdings Count | Holding	1,608
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,135,561,029 # of Portfolio Holdings1,608 Portfolio Turnover Rate223%
Holdings [Text Block]
Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Largest Holdings [Text Block]
U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000218401
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I-2
Trading Symbol	MWTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I-2	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 43,135,561,029
Holdings Count | Holding	1,608
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,135,561,029 # of Portfolio Holdings1,608 Portfolio Turnover Rate223%
Holdings [Text Block]
Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Largest Holdings [Text Block]
U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003066
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class M
Trading Symbol	MWTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 43,135,561,029
Holdings Count | Holding	1,608
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,135,561,029 # of Portfolio Holdings1,608 Portfolio Turnover Rate223%
Holdings [Text Block]
Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Largest Holdings [Text Block]
U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000102908
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Plan Class
Trading Symbol	MWTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 43,135,561,029
Holdings Count | Holding	1,608
InvestmentCompanyPortfolioTurnover	223.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,135,561,029 # of Portfolio Holdings1,608 Portfolio Turnover Rate223%
Holdings [Text Block]
Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Largest Holdings [Text Block]
U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003072
Shareholder Report [Line Items]
Fund Name	TCW MetWest Ultra Short Bond Fund
Class Name	Class I
Trading Symbol	MWUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 47,123,670
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	262.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$47,123,670 # of Portfolio Holdings200 Portfolio Turnover Rate262%
Holdings [Text Block]
Mortgage-Backed	45.02%
U.S. Treasury Securities	29.24%
Corporates	25.92%
Short-Term Investments	10.00%
Asset-Backed Securities	7.26%
Municipal Bonds	0.24%
Liabilities in Excess of Other Assets	(17.68)%

Largest Holdings [Text Block]
U.S. Treasury Notes	19.04%
UMBS (TBA)	13.12%
Ginnie Mae	7.06%
U.S. Treasury Notes (WI)	6.26%
Ginnie Mae (TBA)	4.11%
U.S. International Development Finance Corp.	3.95%
Fannie Mae REMICS	3.48%
JPMorgan Chase & Co.	2.40%
Bank of America Corp.	2.21%
Wells Fargo & Co.	1.95%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Ultra Short Bond Fund was renamed to the TCW MetWest Ultra Short Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000003073
Shareholder Report [Line Items]
Fund Name	TCW MetWest Ultra Short Bond Fund
Class Name	Class M
Trading Symbol	MWUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 47,123,670
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	262.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$47,123,670 # of Portfolio Holdings200 Portfolio Turnover Rate262%
Holdings [Text Block]
Mortgage-Backed	45.02%
U.S. Treasury Securities	29.24%
Corporates	25.92%
Short-Term Investments	10.00%
Asset-Backed Securities	7.26%
Municipal Bonds	0.24%
Liabilities in Excess of Other Assets	(17.68)%

Largest Holdings [Text Block]
U.S. Treasury Notes	19.04%
UMBS (TBA)	13.12%
Ginnie Mae	7.06%
U.S. Treasury Notes (WI)	6.26%
Ginnie Mae (TBA)	4.11%
U.S. International Development Finance Corp.	3.95%
Fannie Mae REMICS	3.48%
JPMorgan Chase & Co.	2.40%
Bank of America Corp.	2.21%
Wells Fargo & Co.	1.95%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Ultra Short Bond Fund was renamed to the TCW MetWest Ultra Short Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000105186
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	MWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 2,668,718,507
Holdings Count | Holding	840
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,668,718,507 # of Portfolio Holdings840 Portfolio Turnover Rate78%
Holdings [Text Block]
Mortgage-Backed	60.40%
Corporates	18.80%
Asset-Backed Securities	13.29%
Short-Term Investments	9.72%
Bank Loans	3.41%
Foreign Government Obligations	1.86%
Common Stock	0.40%
Municipal Bonds	0.32%
Liabilities in Excess of Other Assets	(8.20)%

Largest Holdings [Text Block]
UMBS (TBA)	4.90%
CIM Trust	3.97%
Ginnie Mae (TBA)	3.81%
SLM Student Loan Trust	1.47%
JPMorgan Chase & Co.	1.35%
Freddie Mac Pool SD8199	1.22%
Freddie Mac Pool SD8275	1.21%
IndyMac Index Mortgage Loan Trust	1.13%
ACE Securities Corp. Home Equity Loan Trust	1.10%
HSI Asset Securitization Corp. Trust	1.01%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000105185
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class M
Trading Symbol	MWCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 2,668,718,507
Holdings Count | Holding	840
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,668,718,507 # of Portfolio Holdings840 Portfolio Turnover Rate78%
Holdings [Text Block]
Mortgage-Backed	60.40%
Corporates	18.80%
Asset-Backed Securities	13.29%
Short-Term Investments	9.72%
Bank Loans	3.41%
Foreign Government Obligations	1.86%
Common Stock	0.40%
Municipal Bonds	0.32%
Liabilities in Excess of Other Assets	(8.20)%

Largest Holdings [Text Block]
UMBS (TBA)	4.90%
CIM Trust	3.97%
Ginnie Mae (TBA)	3.81%
SLM Student Loan Trust	1.47%
JPMorgan Chase & Co.	1.35%
Freddie Mac Pool SD8199	1.22%
Freddie Mac Pool SD8275	1.21%
IndyMac Index Mortgage Loan Trust	1.13%
ACE Securities Corp. Home Equity Loan Trust	1.10%
HSI Asset Securitization Corp. Trust	1.01%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature
C000218402
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Plan Class
Trading Symbol	MWCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the six-month period ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred during the period ended September 30, 2024.
Additional Information Phone Number	800-386-3829
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 2,668,718,507
Holdings Count | Holding	840
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,668,718,507 # of Portfolio Holdings840 Portfolio Turnover Rate78%
Holdings [Text Block]
Mortgage-Backed	60.40%
Corporates	18.80%
Asset-Backed Securities	13.29%
Short-Term Investments	9.72%
Bank Loans	3.41%
Foreign Government Obligations	1.86%
Common Stock	0.40%
Municipal Bonds	0.32%
Liabilities in Excess of Other Assets	(8.20)%

Largest Holdings [Text Block]
UMBS (TBA)	4.90%
CIM Trust	3.97%
Ginnie Mae (TBA)	3.81%
SLM Student Loan Trust	1.47%
JPMorgan Chase & Co.	1.35%
Freddie Mac Pool SD8199	1.22%
Freddie Mac Pool SD8275	1.21%
IndyMac Index Mortgage Loan Trust	1.13%
ACE Securities Corp. Home Equity Loan Trust	1.10%
HSI Asset Securitization Corp. Trust	1.01%

Material Fund Change [Text Block]

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.
Updated Prospectus Phone Number	800-386-3829
Updated Prospectus Web Address	www.tcw.com/Literature/Fund-Literature